Leases - Reconciliation of the finance lease creditors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Beginning balance	£ 3,161	£ 1,942
Additions	182	1,560
Reversal of lease liability	(193)
Interest element of payments to finance lease creditors	(199)	(142)
Principal element of payments to finance lease creditors	(530)	(342)
Interest expense of leases	199	143
Ending balance	£ 2,620	£ 3,161